Fair Value Measurements - Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	$ 1	$ 1
Fair Value, Measurements, Recurring [Member]
Assets:
Total Assets			$ 14,215
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total Assets			14,215
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents			1
Restricted cash equivalents			14,214
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents			1
Restricted cash equivalents			$ 14,214